Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2014
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 3. Cash and Cash Equivalents:
	March 31,	December 31,
	2014	2013
Bank deposits	$512,769	$1,578,903
Money market funds	1,097,042	1,396,934
Total	$1,609,811	$2,975,837